Subsequent Events - Additional Information (Detail) (Acquisition, USD $) In Millions, unless otherwise specified	Feb. 15, 2012 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Maximum	Feb. 28, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Maximum
Subsequent Event [Line Items]
Equity Method Investment Ownership Percentage	100.00%		100.00%
Equity method Investments	$ 9.0		$ 40.0
Potential additional consideration		$ 7.0		$ 15.0